Commitments and Contingencies - Future Minimum Lease Payments under Operating Leases (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Commitments And Contingencies Disclosure [Abstract]
2019	$ 1,491
2020	1,533
2021	1,576
2022	1,447
2023	1,203
Total	$ 7,250